Other Current Assets - Additional Information (Detail) - Aegon N.V [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 123	€ 90
Fair value [member]
Disclosure of other assets [Line Items]
Other current assets include derivatives	€ 118	€ 77